Concentrations of Credit Risk	6 Months Ended
Dec. 31, 2025
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

(26) Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues are as follows:

	Six months ended December 31,
	2024	% of sales	2025	% of sales
	RMB		RMB
Company A	-	-	1,204	38%
Company B	-	-	314	10%
Subtotal	-	-	1,518	48%

Customers which accounted for 10% or more of gross accounts receivable are as follows:

	As of June 30,		As of December 31,
	2025	%	2025	%
	RMB		RMB
Company C	-	-	32	55%
Company D	-	-	20	35%
Subtotal	-	-	52	90%

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on Such Accounts Receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.